FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY




Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-892-1057

Date of fiscal year end:                             12/31/04

Date of reporting period:                            09/30/04




































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Item 1. Schedule of Investments.





                           NORTHQUEST CAPITAL FUND, INC.


                                                             September 30, 2004

To the Shareholders of NorthQuest Capital Fund, Inc.:

   Our Fund began the year at a share price of $10.96 and ended past nine months at $11.28. The Fund's total return, year-to-date before taxes, for this period was +2.92 %. NorthQuest currently has 156,093.55661 shares outstanding with total net assets of $1,761,183. The following table may be helpful in comparing the Fund's performance with other investments and financial indices.

   Indexes vs Fund              Total Return            Year-To-Date (YTD)
   ---------------                                      ------------------
   NorthQuest Capital Fund                                    2.92 %
   DJIA                                                     - 3.57 %
   S&P 500                                                     .24 %


Third Quarter Securities Transactions

   The Fund sold its entire position (1,155 shares) of Morgan Stanley ("MWD"). This action was taken because MWD management continues to lack the leadership qualities to operate its businesses at the highest ethical standards. In July, NorthQuest took advantage of lower stock prices and purchased 500 shares of each of the folowing companies:

                                1.  Dupont ("DD")
                                2.  Diebold Inc. ("DBD")

   This quarterly update includes the Fund's "Schedule of Investments" and each shareholders account statement. Please do not hestitate to call or write me any comments or questions that you may have about this report.



Sincerely,

/s/ Peter J. Lencki
    ---------------
    President












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                         NORTHQUEST CAPITAL FUND, INC,
                         -----------------------------
                            Schedule of Investments
                            -----------------------
                               September 30, 2004
                               ------------------
                                  (Unauditied)
                                                                     Fair
COMMON STOCKS - 78.85%                  Shares         Cost         Value
----------------------                  ------         ----         -----
Computer hardware & software - 8.62%
------------------------------------

Cisco Systems *                          1,300   $    19,625   $    25,530
EMC Corp. *                              1,600        17,280        18,464
Symantec Corp. *                         2,000        38,022       109,760
                                                    ---------     ---------
                                                      74,927       151,754
                                                    ---------     ---------

Defense Industry - 8.69%

------------------------
General Dynamics Corp.                   1,500       100,926       153,150
                                                    ---------     ---------

Electrical Products/Equipment - 6.09%
-------------------------------------

General Electric                         2,500        81,293        83,950
Technitrol Inc. *                        1,200        28,284        23,400
                                                    ---------     ---------
                                                     109,577       107,350
                                                    ---------     ---------
Food Industry - 4.24%
---------------------

Hershey Foods                            1,600        55,426        74,736
                                                    ---------     ---------

Industrials - 8.72%
-------------------

Diebold Inc.                             1,300        54,241        60,710
Donaldson Co.                            1,800        35,487        51,102
Sealed Air *                               900        39,558        41,715
                                                    ---------     ---------
                                                     129,286       153,527
                                                    ---------     ---------
Insurance & Financial Services - 13.47%
---------------------------------------

Allstate Corporation                       500        21,310        23,995
ChoicePoint Inc. *                       1,599        70,189        68,197
MBNA Corp.                               2,500        50,539        63,000
Washington Mutual                        2,100        75,050        82,068
                                                    ---------     ---------
                                                     217,088       237,260
                                                    ---------     ---------
    The accompanying note is an integral part of this financial statement.
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                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Schedule of Investments (Continued)
                      -----------------------------------
                               September 30, 2004
                               ------------------
                                  (Unaudited)
                                                                    Fair
                                        Shares         Cost         Value
                                        ------         ----         -----
Medical & Drug Industry - 8.71%
-------------------------------

Pfizer Inc.                              2,500   $    82,863   $   76,500
Stryker Corp.                            1,600        42,091       76,928
                                                    ---------     -------
                                                     124,954      153,428
                                                    ---------     -------
Miscellaneous - 10.63%
----------------------

Berkshire Hathaway, Class B *               38   $    89,457   $   109,098
Exelon Corporation                       1,000        31,875        36,690
New Jersey Resources                     1,000        29,738        41,400
                                                    ---------     ---------
                                                     151,070       187,188
                                                    ---------     ---------
Petroleum & Chemical Industry - 3.80%
--------------------------------------

E.I. du Pont de Nemours & Company        1,000   $    43,680   $    42,800
Exxon Mobil Corporation                    500        18,755        24,165
                                                    ---------     ----------
                                                      62,435        66,965
                                                    ---------     ----------
Publishers - 5.88%
------------------

McGraw-Hill                               1,300       82,717       103,597
                                                    ---------   -----------

TOTAL COMMON STOCKS                              $ 1,108,406   $ 1,388,955
                                                  -----------   -----------
SHORT-TERM INVESTMENTS - 21.15%
-------------------------------
Charles Schwab Money Market Fund                       1,351         1,351
Federated Prime Cash Series                           24,827        24,827
Fleet Bank Money Market Savings                      346,361       346,361
                                                   ----------    ----------
TOTAL SHORT-TERM INVESTMENTS                         372,539       372,539
                                                   ----------    ----------
TOTAL INVESTMENTS                                $ 1,480,945     1,761,494
                                                   ==========    ----------
OTHER ASSETS AND LIABILITIES - .00%                                   (311)
                                                                -----------
NET ASSETS - 100.00%                                           $ 1,761,183
                                                                 ==========

*Non-income producing during the period.
    The accompanying note is an integral part of this financial statement.
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                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                          Note to Financial Statement
                          ---------------------------
                               September 30, 2004
                               ------------------


1. INVESTMENTS

   For the year ended Septemer 30, 2004, purchases and sales of investment sec-urities other than short-term investments aggregated $44,365 and $58,347 re-spectively. At September 30, 2004, the gross unrealized appreciation for all securities totaled $294,668 and the gross unrealized depreciation for all se-curities totaled $14,119 or a net unrealized appreciation of $280,549. The aggregate cost of securities for federal income tax purposes at September 30, 2004 was $1,108,406, excluding short-term investments.




Item 2. Controls and Procedures.

   Peter J. Lencki is the president of the Fund. He handles all financial matters of the Fund and has provided the internal control procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous
   basis.   Mr. Lencki is also president and owner of the investment adviser, the Emerald Research Corporation. Walter A. Lencki, the Chief Financial Officer of the Fund and an investor in the investment adviser, oversees the Fund's financial reports. Auditors have reviewed the Internal Control exer-cised by the Fund during this past year and found no material weaknesses.



Item 3. Exhibits.

   B. Certification.

                               CERTIFICATIONS

I, Peter J. Lencki, certify that:

1. I have reviewed this report on Form N-Q of NorthQuest Capital Fund, Inc.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the state-ments made, in light of the circumstances under which such statements were made,not misleading with respect to the period covered by this report:

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined by in Rule 30a-3(c) under the Investment Company Act
   1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 for the registrant and have:
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   a) Designed such disclosure controls and procedures, or caused such disclo-
      sure controls and procedures to be designed under my supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to me by others within those entities, particularly during the period which this report is being pre-pared;

   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under my super-vision, to provide reasonable assurance regarding the reliability of fin-ancial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report my conclusion about the effective-ness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report, based on such evaluation; and

   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial re-porting; and

5. I have disclosed to the registrant's auditors or persons performing the equivalent functions:

   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reason-ably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


   Date:  10/13/04                              By:  /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
   Date:  10/13/04

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Walter A. Lencki
                                                         ----------------
                                                         Walter A. Lencki
                                                         Chief Financial Officer
   Date:  10/13/04
















































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